Expense Example	Mar. 31, 2025 USD ($)
Optimum Large Cap Growth Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	54.00%
Optimum Large Cap Growth Fund | Class A
1 year	$ 690
3 years	936
5 years	1,201
10 years	1,956
Optimum Large Cap Growth Fund | Class C
1 year	298
1 year	198
3 years	614
3 years	614
5 years	1,056
5 years	1,056
10 years	2,284
10 years	2,284
Optimum Large Cap Growth Fund | Institutional Class
1 year	97
3 years	305
5 years	530
10 years	$ 1,177
Optimum Large Cap Value Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Optimum Large Cap Value Fund | Class A
1 year	$ 687
3 years	925
5 years	1,182
10 years	1,914
Optimum Large Cap Value Fund | Class C
1 year	295
1 year	195
3 years	603
3 years	603
5 years	1,037
5 years	1,037
10 years	2,243
10 years	2,243
Optimum Large Cap Value Fund | Insitutional Class
1 year	94
3 years	293
5 years	509
10 years	$ 1,131
Optimum Small-Mid Cap Growth Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Portfolio Turnover, Rate	131.00%
Optimum Small-Mid Cap Growth Fund | Class A
1 year	$ 713
3 years	1,024
5 years	1,357
10 years	2,296
Optimum Small-Mid Cap Growth Fund | Class C
1 year	322
1 year	222
3 years	706
3 years	706
5 years	1,216
5 years	1,216
10 years	2,618
10 years	2,618
Optimum Small-Mid Cap Growth Fund | Institutional Class
1 year	121
3 years	399
5 years	698
10 years	$ 1,548
Optimum Small-Mid Cap Value Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	117.00%
Optimum Small-Mid Cap Value Fund | Class A
1 year	$ 718
3 years	1,037
5 years	1,378
10 years	2,338
Optimum Small-Mid Cap Value Fund | Class C
1 year	327
1 year	227
3 years	719
3 years	719
5 years	1,237
5 years	1,237
10 years	2,659
10 years	2,659
Optimum Small-Mid Cap Value Fund | Institutional Class
1 year	126
3 years	413
5 years	720
10 years	$ 1,594
Optimum International Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	54.00%
Optimum International Fund | Class A
1 year	$ 702
3 years	969
5 years	1,257
10 years	2,074
Optimum International Fund | Class C
1 year	310
1 year	210
3 years	649
3 years	649
5 years	1,114
5 years	1,114
10 years	2,400
10 years	2,400
Optimum International Fund | Institutional Class
1 year	109
3 years	340
5 years	590
10 years	$ 1,306
Optimum Fixed Income Fund
Expense Example	Example
Expense Example Narrative

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	Portfolio turnover
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 387% of the average value of its portfolio.

Portfolio Turnover, Rate	387.00%
Optimum Fixed Income Fund | Class A
1 year	$ 551
3 years	766
5 years	998
10 years	1,664
Optimum Fixed Income Fund | Class C
1 year	282
1 year	182
3 years	563
3 years	563
5 years	970
5 years	970
10 years	2,105
10 years	2,105
Optimum Fixed Income Fund | Institutional Class
1 year	81
3 years	252
5 years	439
10 years	$ 978